Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$13,423
2014	10,664
2015	9,519
2016	8,283
2017	5,219
Thereafter	13,234
$60,342